Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative financial instruments
Assets and liabilities balances of derivatives measured at fair value and the effects of their recognition

	Assets				Liabilities
	December 31, 2012		December 31, 2011		December 31, 2012		December 31, 2011
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	249	1	410	60	340	700	49	590
EuroBond Swap	–	39	–	–	4	18	4	32
Pre Dollar Swap	16	–	19	–	–	63	–	41
Treasury future	–	–	–	–	–	–	5	–

	265	40	429	60	344	781	58	663
Commodities price risk
Nickel
Fixed price program	–	–	1	–	2	–	1	–
Bunker Oil	–	–	4	–	–	–	–	–

	–	–	5	–	2	–	1	–
Embedded derivatives:
Gas	–	–	–	–	–	2	–	–

	–	–	–	–	–	2	–	–
Derivatives designated as hedge
Bunker Oil	–	–	–	–	1	–	–	–
Strategic Nickel	13	–	161	–	–	–	–	–
Foreign exchange cash flow hedge	3	5	–	–	–	–	14	–

	16	5	161	–	1	–	14	–

Total	281	45	595	60	347	783	73	663

Effects of derivatives

	Gain or (loss) recognized as financial income (expense)			Financial settlement (Inflows)/ Outflows			Gain or (loss) recognized in OCI
	Year ended as of December 31,			Year ended as of December 31,			Year ended as of December 31,
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	(315)	(92)	451	(325)	(337)	(956)	–	–	–
EURO floating rate vs. USD floating rate swap	–	–	(1)	–	–	1	–	–	–
USD floating rate vs. fixed USD rate swap	–	–	(2)	–	4	3	–	–	–
EuroBond Swap	50	(30)	(5)	4	1	(1)	–	–	–
Pre Dollar Swap	(7)	(23)	4	(19)	(1)	(2)	–	–	–
Swap USD fixed rate vs. CDI	–	69	–	–	(68)	–	–	–	–
South African Rande Forward	–	(8)	–	–	8	–	–	–	–
AUD floating rate vs. fixed USD rate swap	–	–	3	–	(2)	(9)	–	–	–
Treasury Future	9	(12)	–	(3)	6	–	–	–	–
Swap Convertibles	–	–	37	–	–	(37)	–	–	–

	(263)	(96)	487	(343)	(389)	(1,001)	–	–	–
Commodities price risk
Nickel
Fixed price program	(1)	39	4	2	(41)	(7)	–	–	–
Strategic program	–	15	(87)	–	–	105	–	–	–
Copper	–	1	–	–	–	–	–	–	–
Aluminum	–	–	–	–	7	16	–	–	–
Bunker Oil	1	37	4	(5)	(48)	(34)	–	–	–
Coal	–	–	(4)	–	2	3	–	–	–
Maritime Freight Protection Program	–	–	(5)	–	2	(24)	–	–	–

	–	92	(88)	(3)	(78)	59	–	–	–
Embedded derivatives:
Gas	(2)	–	–	–	–	–	–	–	–
Energy—Aluminum options	–	(7)	(51)	–	–	–	–	–	–

	(2)	(7)	(51)	–	–	–	–	–	–
Derivatives designated as hedge
Bunker Oil	–	–	–	(1)	–	47	(1)	–	–
Aluminum	–	–	–	–	–	–	–	4	31
Strategic Nickel	172	49	(1)	(172)	(48)	–	(149)	211	(52)
Foreign exchange cash flow hedge	(27)	37	284	26	(50)	(330)	29	(60)	(5)

	145	86	283	(147)	(98)	(283)	(121)	155	(26)

Total	(120)	75	631	(493)	(565)	(1,225)	(121)	155	(26)

Final maturity dates

Interest rates / Currencies	January 2023
Gas	April 2016
Nickel	April 2013
Copper	April 2013